Other operating items - Additional Information (Details)		6 Months Ended		12 Months Ended
	Sep. 03, 2020 USD ($)	Dec. 31, 2018 USD ($)	Jul. 01, 2018 USD ($) rig	Dec. 31, 2020 USD ($) rig	Dec. 31, 2019 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss on impairment of long-lived assets		$ 0	$ 414,000,000	$ 4,087,000,000	$ 0
Number of impaired rigs | rig			3	15
Gain on disposals		$ 0	$ 0	$ 15,000,000	$ 0
Line of Credit
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Maximum borrowing capacity	$ 2,000,000,000
West Epsilon
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on disposals	$ 12,000,000
West Telesto
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on disposals				$ 3,000,000